Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments And Risk Management [Abstract]
Summary of Net Monetary Assets and Liabilities Held in Foreign Currencies

The table below summarizes the net monetary assets and liabilities held in foreign currencies:

	December 31, 2019	December 31, 2018
Canadian dollar net monetary liabilities	$(822)	$(1,042)
Mexican peso net monetary assets	3,549	5,628
	$2,727	$4,586